Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding principal	$ 365,721	$ 391,782
Total debt	360,998	386,072
Less: Current portion of long-term debt	(43,747)	(46,385)
Long-term debt	317,251	339,687
Lampung facility
Debt Instrument [Line Items]
Unamortized debt issuance costs	(2,195)	(2,751)
$385 million facility
Debt Instrument [Line Items]
Unamortized debt issuance costs	(2,528)	(2,959)
Export credit tranche | Lampung facility
Debt Instrument [Line Items]
Outstanding principal	56,285	64,437
Export credit tranche | $385 million facility
Debt Instrument [Line Items]
Outstanding principal	34,500	37,833
FSRU tranche [Member] | Lampung facility
Debt Instrument [Line Items]
Outstanding principal	9,577	14,688
Commercial tranche [Member] | $385 million facility
Debt Instrument [Line Items]
Outstanding principal	202,309	211,774
Revolving credit facility | $385 million facility
Debt Instrument [Line Items]
Outstanding principal	$ 63,050	$ 63,050